Interest and Finance Costs (Schedule of interest and finance costs) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest and Finance Costs
Interest expense, debt	$ 18,929	$ 9,410
Finance liabilities interest expense	3,420	580
Amortization of debt and finance liabilities issuance costs	1,293	1,104
Loan and other expenses	203	115
Interest expense and finance costs	$ 23,845	$ 11,209